Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	₩ 413,938	₩ 405,953	₩ 360,967
Korea
Disclosure of geographical areas [line items]
Revenue	73,751	109,895	45,273
Taiwan
Disclosure of geographical areas [line items]
Revenue	77,462	100,049	52,118
Japan
Disclosure of geographical areas [line items]
Revenue	40,259	22,500	28,469
The United States of America
Disclosure of geographical areas [line items]
Revenue	20,894	20,659	55,062
Thailand
Disclosure of geographical areas [line items]
Revenue	94,475	59,086	62,043
The Philippines
Disclosure of geographical areas [line items]
Revenue	20,173	23,690	30,951
Indonesia
Disclosure of geographical areas [line items]
Revenue	10,723	12,729	22,355
Malaysia
Disclosure of geographical areas [line items]
Revenue	30,422	23,121	13,511
Other
Disclosure of geographical areas [line items]
Revenue	₩ 45,779	₩ 34,224	₩ 51,185